Liquidity risk and nature of operations (Detail Textuals 1) (USD $)	3 Months Ended
Mar. 31, 2013
Nature Of Operation And Liquidity Concern Disclosure [Line Items]
Net Proceeds From Issuance Of Common Stock and Warrants	$ 8,575,000
Placement agent
Nature Of Operation And Liquidity Concern Disclosure [Line Items]
Net Proceeds From Issuance Of Common Stock and Warrants	$ 8,575,000